Growing Crops	12 Months Ended
Dec. 31, 2015
Growing Crops Tables
Growing Crops

8. GROWING CROPS

Growing crops consisted of direct cultivation costs incurred for planting, growing and maintaining the gingko trees.

	Gingko trees	Grape vine	Total
	$	$	$
Balance, December 31, 2013 and 2014	—	—	—
Acquisition of seeds or seedlings	—	1,078	1,078
Amortization of agricultural machine	1,040	—	1,040
Land lease	113,931	—	113,931
Labour	804	—	804
Materials	2,945	—	2,945
Machine operation	3,879	—	3,879
Miscellaneous	3,178	—	3,178
Technical consultants	5,313	—	5,313
Balance, December 31, 2015	131,090	1,078	132,168